Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. current income tax benefit									$ 2,306,512		$ 12,861		$ 24,805
U.S. deferred income tax expense									47,957,169		(5,625,436)		5,549,517
Foreign current income tax expense									3,594,014		3,878,855		1,674,407
Foreign deferred income tax expense									27,176		144,634		265,465
Total	$ 51,145,175	$ 1,055,961	$ 789,375	$ 894,360	$ 1,088,421	$ (4,250,643)	$ 408,193	$ 1,164,943	$ 53,884,871	[1]	$ (1,589,086)	[1]	$ 7,514,194	[1]

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.